STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022		Dec. 31, 2021
Income Statement [Abstract]
General and administrative costs	$ 495,216	$ 749,695		$ 162,602
Loss from operations	495,216	749,695		(162,602)
Other income:
Investment income on Trust Account	293,122	378,596		24,163
Income before income tax provision	(57,000)	(64,350)		(138,439)
Net loss	$ (259,094)	$ (435,449)		$ (138,439)
Weighted average shares outstanding of common stock, basic and diluted-Public Shares	28,771,000 [1]	28,771,000	[1]	6,260,292	[2],[3]
Basic and diluted net loss per share, Public Shares	$ (0.01)	$ (0.01)		$ (0.01)
Weighted average shares outstanding of common stock, basic and diluted-Founders Shares	7,140,000	7,140,000		6,413,684	[3]
Basic and diluted net loss per share, Founders Shares	(0.01)	(0.01)		(0.01)

[1]	Foreign currency translation adjustment is presented net of nominal tax expense for the years ended December 31, 2021, December 31, 2020, and December 31, 2019.
[2]	On November 22, 2021, the Company effected a stock dividend of 0.2 shares for each outstanding, resulting in 6,900,000 founders shares and 240,000 representative shares, totaling 7,140,000 shares issued and outstanding (Note 7).
[3]	This number includes an aggregate of 900,000 shares of common stock subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 7). The underwriters fully exercised their over-allotment option on November 29, 2021; as a result, 900,000 shares were no longer subject to forfeiture.